Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 21, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosures provide information about the relationship between executive “Compensation Actually Paid” and the Company’s performance on select financial metrics. For further information regarding our executive compensation programs and our pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis”.
The following table sets forth the Compensation Actually Paid to the Company’s CEO and average Compensation Actually Paid to the Company’s other NEOs during 2021 through 2025, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “Compensation Actually Paid”, as defined under SEC rules. In addition, the table provides our cumulative Total Shareholder Return (“TSR”), the cumulative TSR of our peer group TSR (using the KBW Regional Banking index), Net Income and EPS, which is the “company selected measure” chosen for purposes of this disclosure.

Year	Summary Compensation Table Total for CEO		Compensation Actually Paid to CEO (1)		Average Summary Compensation Table Total for Other NEOs(2) ($)	Average Compensation Actually Paid to Other NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(6) ($ thousands)	EPS(7) ($)
	Scott A. Kingsley ($)	John H. Watt, Jr. ($)	Scott A. Kingsley ($)	John H. Watt, Jr. ($)			TSR(4) ($)	Peer Group TSR(5) ($)
2025	2,990,037	—	2,753,440	—	1,057,971	937,193	151.44	152.74	169,235	3.33
2024	2,437,755	2,692,986	2,817,810	2,235,087	1,105,750	1,280,970	138.05	130.96	140,641	2.97
2023	—	2,522,200	—	2,494,953	793,495	851,280	117.35	115.69	118,782	2.65
2022	—	3,114,914	—	3,616,618	1,105,432	1,201,906	117.46	116.15	151,995	3.52
2021	—	2,766,141	—	3,014,358	653,695	685,710	101.22	124.78	154,885	3.54

(1)
The amounts shown above represent “Compensation Actually Paid” to Watt and Kingsley for each corresponding year which they served as CEO, in accordance with the requirements of Item 402(v) of Regulation S-K. For the years reported in the table Watt was CEO from January 2021 to May 2024 and Kingsley has been CEO since May 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Watt and Kingsley during the applicable year. The adjustments in the below table were made to Watt’s and Kingsley’s total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(2)
These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Watt and Kingsley) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Watt and Kingsley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024 Burns, Stagliano, Mahoney and Wiles; (ii) for 2023 and 2022 Kingsley, Stagliano, Sparks and Mahoney; and (iii) for 2021 Kingsley, Moran, Stagliano, Burns, Halliday and Wiles.

(3)
The amounts shown above represent “Compensation Actually Paid” to the other NEOs for each corresponding year, in accordance with the requirements of Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the other NEOs during the applicable year. The adjustments in the below table were made to the other NEOs total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(4)
The amounts shown above represent the Company’s cumulative TSR on an assumed investment of $100 in shares of our common stock over the indicated measurement period. The cumulative TSR reported above was calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment and the difference between our share price at the end and the beginning of the indicated measurement period by our share price at the beginning of the measurement period.

(5)	The peer group for purposes of this table is the KBW Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)	The dollar amounts reported represent the amount of EPS reflected in the Company’s audited financial statements for the applicable year.
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the CEO. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Scott A. Kingsley 2025 ($)	Scott A. Kingsley 2024 ($)	John H. Watt, Jr. 2024 ($)	John H. Watt, Jr. 2023 ($)	John H. Watt, Jr. 2022 ($)	John H. Watt, Jr. 2021 ($)
Compensation from Summary Compensation Table	2,990,037	2,437,755	2,692,986	2,522,200	3,114,914	2,766,141
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(663,375)	(628,585)	(718,354)	(685,744)	(718,779)	(725,136)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	613,700	911,161	933,405	892,414	854,897	719,074
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(193,631)	86,202	250,390	(27,867)	250,000	277,295
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	1,775	4,514	(32,051)	24,787	97,000	51,767
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(792,981)	(157,092)	(1,216,039)	(585,612)	(255,176)	(317,897)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	797,915	163,855	324,750	354,775	273,762	243,114
Compensation Actually Paid	2,753,440	2,817,810	2,235,087	2,494,953	3,616,618	3,014,358

The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the other NEOs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Compensation from Summary Compensation Table	1,057,971	1,105,750	793,495	1,105,432	653,695
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(242,823)	(307,739)	(234,913)	(275,923)	(150,859)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	224,640	430,289	305,373	332,066	154,751
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(95,673)	59,540	(6,906)	29,504	55,992
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	167	(7,796)	(1,266)	9,779	27,030
Less the fair value of any equity awards granted in a Prior Year that were forfeited in the Covered Year determined as of the end of the Prior Year	—	—	—	—	(52,969)
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(10,455)	(2,212)	(8,753)	(1,535)	(5,097)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	3,366	3,138	4,250	2,583	3,167
Compensation Actually Paid	937,193	1,280,970	851,280	1,201,906	685,710

Company Selected Measure Name			EPS
Named Executive Officers, Footnote
(1)
The amounts shown above represent “Compensation Actually Paid” to Watt and Kingsley for each corresponding year which they served as CEO, in accordance with the requirements of Item 402(v) of Regulation S-K. For the years reported in the table Watt was CEO from January 2021 to May 2024 and Kingsley has been CEO since May 2024. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Watt and Kingsley during the applicable year. The adjustments in the below table were made to Watt’s and Kingsley’s total compensation in the Summary Compensation Table for each year to determine the “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K.

(2)
These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Watt and Kingsley) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Watt and Kingsley) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024 Burns, Stagliano, Mahoney and Wiles; (ii) for 2023 and 2022 Kingsley, Stagliano, Sparks and Mahoney; and (iii) for 2021 Kingsley, Moran, Stagliano, Burns, Halliday and Wiles.

Peer Group Issuers, Footnote
(5)	The peer group for purposes of this table is the KBW Regional Banking Index (“KRX”), which is the same peer group disclosed in the Company’s Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the CEO. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	Scott A. Kingsley 2025 ($)	Scott A. Kingsley 2024 ($)	John H. Watt, Jr. 2024 ($)	John H. Watt, Jr. 2023 ($)	John H. Watt, Jr. 2022 ($)	John H. Watt, Jr. 2021 ($)
Compensation from Summary Compensation Table	2,990,037	2,437,755	2,692,986	2,522,200	3,114,914	2,766,141
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(663,375)	(628,585)	(718,354)	(685,744)	(718,779)	(725,136)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	613,700	911,161	933,405	892,414	854,897	719,074
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(193,631)	86,202	250,390	(27,867)	250,000	277,295
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	1,775	4,514	(32,051)	24,787	97,000	51,767
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(792,981)	(157,092)	(1,216,039)	(585,612)	(255,176)	(317,897)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	797,915	163,855	324,750	354,775	273,762	243,114
Compensation Actually Paid	2,753,440	2,817,810	2,235,087	2,494,953	3,616,618	3,014,358

Non-PEO NEO Average Total Compensation Amount			$ 1,057,971	$ 1,105,750	$ 793,495	$ 1,105,432	$ 653,695
Non-PEO NEO Average Compensation Actually Paid Amount			$ 937,193	1,280,970	851,280	1,201,906	685,710
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above for the other NEOs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Compensation from Summary Compensation Table	1,057,971	1,105,750	793,495	1,105,432	653,695
Less Grant Date Fair Value of Stock Awards in Covered Year, as reported in the Summary Compensation Table	(242,823)	(307,739)	(234,913)	(275,923)	(150,859)
Add the Fair Value of Equity Awards Granted During the Covered Year determined as of the end of the Covered Year	224,640	430,289	305,373	332,066	154,751
Add Change in Fair Value of Equity Awards Granted in Prior Years that remain outstanding and unvested at the end of the Covered Year	(95,673)	59,540	(6,906)	29,504	55,992
Change in Fair Value for Equity Awards Granted in Prior Years that vested in the Covered Year	167	(7,796)	(1,266)	9,779	27,030
Less the fair value of any equity awards granted in a Prior Year that were forfeited in the Covered Year determined as of the end of the Prior Year	—	—	—	—	(52,969)
Less Aggregate Change in the Actuarial Pension Value of the Accumulated Benefit, as Reported in the Summary Compensation Table for the Covered Year	(10,455)	(2,212)	(8,753)	(1,535)	(5,097)
Add pension value attributable to Covered Year’s service and any change in pension value attributable to plan amendments made in the Covered Year	3,366	3,138	4,250	2,583	3,167
Compensation Actually Paid	937,193	1,280,970	851,280	1,201,906	685,710

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is an unranked list of the most important financial measures used by the Committee to link executive compensation actually paid to each NEO to Company performance for the 2025 fiscal year:
•	Earnings per share
•	Return on average tangible common equity
•	Total shareholder return
•	Net charge-offs to total loans
•	Year-over-year loan growth
•	Year-over-year deposit growth

Total Shareholder Return Amount			$ 151.44	138.05	117.35	117.46	101.22
Peer Group Total Shareholder Return Amount			152.74	130.96	115.69	116.15	124.78
Net Income (Loss)			$ 169,235,000	$ 140,641,000	$ 118,782,000	$ 151,995,000	$ 154,885,000
Company Selected Measure Amount | $ / shares			3.33	2.97	2.65	3.52	3.54
PEO Name	Watt	Kingsley	Kingsley		Watt	Watt	Watt
Measure:: 1
Pay vs Performance Disclosure
Name			Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name			Return on average tangible common equity
Measure:: 3
Pay vs Performance Disclosure
Name			Total shareholder return
Measure:: 4
Pay vs Performance Disclosure
Name			Net charge-offs to total loans
Measure:: 5
Pay vs Performance Disclosure
Name			Year-over-year loan growth
Measure:: 6
Pay vs Performance Disclosure
Name			Year-over-year deposit growth
Scott A. Kingsley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,990,037	$ 2,437,755	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			2,753,440	2,817,810	0	0	0
John H. Watt, Jr. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	2,692,986	2,522,200	3,114,914	2,766,141
PEO Actually Paid Compensation Amount			0	2,235,087	2,494,953	3,616,618	3,014,358
PEO | Scott A. Kingsley [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(792,981)	(157,092)
PEO | Scott A. Kingsley [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			797,915	163,855
PEO | Scott A. Kingsley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(663,375)	(628,585)
PEO | Scott A. Kingsley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			613,700	911,161
PEO | Scott A. Kingsley [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(193,631)	86,202
PEO | Scott A. Kingsley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,775	4,514
PEO | John H. Watt, Jr. [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,216,039)	(585,612)	(255,176)	(317,897)
PEO | John H. Watt, Jr. [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				324,750	354,775	273,762	243,114
PEO | John H. Watt, Jr. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(718,354)	(685,744)	(718,779)	(725,136)
PEO | John H. Watt, Jr. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				933,405	892,414	854,897	719,074
PEO | John H. Watt, Jr. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				250,390	(27,867)	250,000	277,295
PEO | John H. Watt, Jr. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,051)	24,787	97,000	51,767
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,455)	(2,212)	(8,753)	(1,535)	(5,097)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,366	3,138	4,250	2,583	3,167
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(242,823)	(307,739)	(234,913)	(275,923)	(150,859)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			224,640	430,289	305,373	332,066	154,751
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(95,673)	59,540	(6,906)	29,504	55,992
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			167	(7,796)	(1,266)	9,779	27,030
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ (52,969)